Assets and liabilities from subsidiaries held for sale and discontinued operations (Details) - Extrafarma [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	R$ 427,529
Deferred income and social contribution taxes	145,360
Net impairment	282,169
Disposal groups classified as held for sale [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	427,529
Deferred income and social contribution taxes	(145,360)
Net impairment	282,169
Disposal groups classified as held for sale [member] | Goodwill
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	68,273
Disposal groups classified as held for sale [member] | Residual surplus value of fixed assets
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	160
Disposal groups classified as held for sale [member] | Intangibles assets arising from business combination
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	76,136
Disposal groups classified as held for sale [member] | Property, plant, and equipment
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	60,548
Disposal groups classified as held for sale [member] | Right-of-use assets
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	38,957
Disposal groups classified as held for sale [member] | Recoverable taxes
Assets and liabilities from subsidiaries held for sale and discontinued operations
Impairment	R$ 183,455